Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Long Term Debt

Long term debt as of December 31, 2011 and 2012, consisted of the following (in thousands):

	December 31,
	2011	2012
Senior secured note due 2015	$38,325	$29,425
Unsecured seller note due 2012	9,837	—
Unsecured seller note due 2012	1,375	—
Unsecured seller note due 2013	6,000	6,000
Unsecured promissory notes due 2013	—	3,500

	55,537	38,925
Less current maturities	(20,112)	(16,650)

Total long term debt	$35,425	$22,275

Schedule of Debt Interest Rates

At our option, borrowings under both the term loan facility and the revolving credit facility bear interest at either the base rate or a eurodollar-based rate (each as more fully described in the amended and restated revolving credit and term loan agreement) plus an applicable margin as determined based on the funded debt to EBITDA ratio (as more fully described in the amended and restated revolving credit and term loan agreement). These rates are summarized in the following table:

Basis for Pricing	Level I	Level II
Consolidated Funded Debt/EBITDA	<1.00:1.00	>1.00:1.00
Revolving Credit Eurodollar Margin (LIBOR)	200 basis points	250 basis points
Revolving Credit Base Rate Margin	100 basis points	150 basis points
Term Loan Eurodollar Margin (LIBOR)	262.5 basis points	312.5 basis points
Term Loan Base Rate Margin	162.5 basis points	212.5 basis points

Future Maturities of Debt	Future maturities of debt are as follows (in thousands):

Year Ended December 31,
2013	$16,650
2014	10,650
2015	11,625

$38,925

Estimated Amortization of Debt Isssuance Costs	Estimated amortization of these debt issuance costs through the maturity of the related borrowings is as follows (in thousands):

Year Ended December 31,
2013	$430
2014	269
2015	104

$803